Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Cash Flows
Net loss for the Year	$ (4,530,083)	$ (2,991,565)
Stock based compensation expense	2,388,307	1,030,968
Accrued interest not paid	410,144	403,561
Provision for slow moving and obsolete inventory	235,942
(Decrease) Increase in fair value of embedded derivative liabilities	(130,146)	165,472
Depreciation and amortization	65,509	69,891
Amortization of financing costs	11,822	4,269
Non-cash licensing revenues	(19,200)	(14,400)
Recognition of unearned revenues	(10,000)	(125,000)
Cost of sales not requiring an outlay of cash		53,473
Research & development expenses not requiring an outlay of cash		17,764
Changes in Operating Assets and Liabilities
Interest reserve account - restricted		1,643
Accounts Receivable	(10)	11,440
Inventory		44,516
Deferred Financing Costs		(47,238)
Accounts Payable and accrued liabilities	469,586	27,408
Unearned revenue		10,000
Net Cash (Used in) Operating Activities	(1,108,129)	(1,337,798)
Net Cash Provided by (Used in) Investing Activities
Cash Flows Provided by (Used in) Financing Activities:
Issuance of common stock and warrants	355,000	525,000
Issuance of common stock to director	35,000	50,000
Issuance of common stock under equity line of credit	258,722	1,490
Issuance of convertible promissory notes	244,500	367,000
Issuance of promissory notes to related parties	270,755	556,595
Repayment of promissory notes to related party	(40,500)	(142,692)
Release from Interest reserve		60,000
Repayment of Mortgage Loan	(55,000)	(80,000)
Net Cash Provided by Financing Activities	1,068,477	1,337,393
Net Decrease in Cash	(39,652)	(405)
Cash, beginning of period	52,955	53,360
Cash, end of period	13,303	52,955
Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	112,029	138,516
Supplemental Disclosure of Non-cash Financing Activities:
Conversion of convertible promissory notes	372,190	349,960
Conversion of promissory notes to related parties	231,768	517,833
TOTAL	$ 603,958	$ 867,793